GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
GENERAL AND ADMINISTRATIVE

NOTE 17 – GENERAL AND ADMINISTRATIVE

General and administrative consisted of the following expenses during the periods presented:

	For the Twelve Months Ended December 31,
	2024	2023
Share-based compensation	$4,018,493	$2,667,466
Outbound freight	1,761,394	2,505,189
Employee benefits	2,199,933	2,858,062
Professional fees	1,471,695	3,185,400
Office expenses	1,025,500	1,150,530
Performance shares granted upon consummation of RTO	-	6,086,596
Other	581,464	846,248
Total general and administrative expenses	$11,058,479	$19,299,491